28. Transactions with related parties (Details 1) - Number	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Number of executives	44	50
Board of Directors [Member]
Disclosure of transactions between related parties [line items]
Number of executives	8	9
Statutory Executive Officers [Member]
Disclosure of transactions between related parties [line items]
Number of executives	4	5
Non-Statutory Executive Officers [Member]
Disclosure of transactions between related parties [line items]
Number of executives	22	26
Fiscal Council [Member]
Disclosure of transactions between related parties [line items]
Number of executives	3	3
Other Governance Committees [Member]
Disclosure of transactions between related parties [line items]
Number of executives	7	7